Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

33 Income taxes

(€ million)	2022	2021	2020
Current taxes:
- Italian subsidiaries	1,920	439	199
- subsidiaries of the Exploration & Production segment - outside Italy	7,027	3,609	1,517
- other subsidiaries - outside Italy	944	157	84
	9,891	4,205	1,800
Net deferred taxes:
- Italian subsidiaries	(2,191)	(45)	672
- subsidiaries of the Exploration & Production segment - outside Italy	713	552	73
- other subsidiaries - outside Italy	(325)	133	105
	(1,803)	640	850
	8,088	4,845	2,650

Current income taxes payable by Italian subsidiaries include foreign taxes for €69 million.

Income taxes included an extraordinary solidarity tax for the year 2022 (€1,036 million) enacted in Italy by Law n. 51/2022, a similar tax enacted in Germany (€163 million) as well as the UK Energy profit levy. The total 2022 income taxes also included an extraordinary contribution as enacted by Law n. 197/2022 (Italian 2023 Budget Law) calculated on the 2022 taxable income, determined considering the distribution of certain revaluation reserves of the parent company.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (same amount in 2021 and 2020) and the effective tax charge is the following:

(€ million)	2022	2021	2020
Profit (loss) before taxation	22,049	10,685	(5,978)
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	5,292	2,564	(1,435)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,388	2,301	1,980
- extraordinary contributions for Italian companies in energy sector	1,971
- impact pursuant to foreign tax effects of italian entities	66	108	108
- effect of the valuation of the investments under the equity method	50	180	97
- effect due to the tax regime provided for intercompany dividends	11	54	96
- Italian regional income tax (IRAP)	(18)	140	107
- tax effects related to previous years	(19)	52	(30)
- effect of reversals (impairments) of deferred tax assets	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(2,087)	(666)	1,785
- other adjustments	(325)	112	(58)
	2,796	2,281	4,085
Effective tax charge	8,088	4,845	2,650

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €2,940 million (€2,040 million and €1,777 million in 2021 and 2020, respectively).

In 2020, the Group incurred income taxes, despite a pre-tax loss of €5,978 million, due to the economic crisis caused by the COVID-19 having an enduring impact on the hydrocarbons demand and by the revision of the long-term prices and of future cash flows in Eni's activities. The lower projections of future taxable income had two impacts: the recognition of tax charges due to a write-down of deferred tax assets and a reduced capacity to recognize deferred taxes on the losses of the period.